Consolidated Statements of Profit or Loss - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit (loss) [abstract]
Revenue	€ 422,312	€ 308,822	€ 222,612
Cost of sales	(184,368)	(138,920)	(105,218)
Gross profit	237,944	169,902	117,394
Marketing and selling expenses	(224,733)	(165,502)	(151,631)
General and administrative expenses	(153,138)	(122,497)	(115,181)
Other operating income and expenses	(2,340)	10,083	(18,399)
Loss from operations before non-underlying items	(142,267)	(108,014)	(167,817)
Non-underlying items	(83,057)	45,206	43,546
Loss from operations	(225,324)	(62,808)	(124,271)
Finance cost – net	(14,556)	(9,313)	(12,989)
Loss before income tax	(239,880)	(72,121)	(137,260)
Income tax benefits / (expenses)	129	(4,331)	1,603
Loss for the year	(239,751)	(76,452)	(135,657)
Attributable to:
- Owners of the Company	(218,290)	(65,354)	(110,761)
- Non-controlling interests	€ (21,461)	€ (11,098)	€ (24,896)
Loss per share in Euro
Basic earnings (loss) per share	€ (2.15)	€ (0.84)	€ (1.53)
Diluted earnings (loss) per share	€ (2.15)	€ (0.84)	€ (1.53)